Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2021
Fair value of assets and liabilities
Fair value of assets and liabilities

3. Fair value of assets and liabilities

For a description of the fair value hierarchy and the Group’s fair value methodologies, see “ Note 2—Summary of Significant Accounting Policies”.

Financial Instruments Recorded at Fair Value on a Recurring Basis

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2020	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	1,585,731,888	1,585,731,888
Financial guarantee derivative	—	—	297,928,066	297,928,066
Financial investments	6,000,000	—	—	6,000,000
Total assets	6,000,000	—	1,883,659,954	1,889,659,954
Liabilities
Payable to investors at fair value	—	—	1,914,183,650	1,914,183,650
Financial guarantee derivative	—	—	130,442,090	130,442,090
Total liabilities	—	—	2,044,625,740	2,044,625,740

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2021	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	389,679,352	389,679,352
Financial guarantee derivative	—	—	11,816,799	11,816,799
Total assets	—	—	401,496,151	401,496,151
Liabilities
Payable to investors at fair value	—	—	462,714,400	462,714,400
Financial guarantee derivative	—	—	565,953,269	565,953,269
Total liabilities	—	—	1,028,667,669	1,028,667,669

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2021	(US$)	(US$)	(US$)	(US$)
Assets
Loans at fair value	—	—	61,149,194	61,149,194
Financial guarantee derivative	—	—	1,854,314	1,854,314
Total assets	—	—	63,003,508	63,003,508
Liabilities
Payable to investors at fair value	—	—	72,609,987	72,609,987
Financial guarantee derivative	—	—	88,810,418	88,810,418
Total liabilities	—	—	161,420,405	161,420,405

Financial guarantee derivative

The Group uses the discounted cash flow model to value the financial guarantee derivatives. Net cumulative expected loss rates represent expected default rate, prepayment rate and collection rate at inception, as significant unobservable inputs applied in the discounted cash flow model, which ranged from 4.79% to 17.87% and from 3.43% to 13.29% for the year ended December 31, 2020 and 2021, respectively.

The following table sets forth the asset side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2020 and 2021.

	For loans facilitated in	For loans facilitated in
	2019	2020	Total
Year ended December 31, 2020	RMB	RMB	RMB
Balance at December 31, 2019	(719,962,262)	—	(719,962,262)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	—	1,268,778,377	1,268,778,377
Less: Initially estimated net guarantee service fee to be collected(2)	—	1,151,250,106	1,151,250,106
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	57,152,814	(41,440,640)	15,712,174
Change in fair value of financial guarantee derivative	57,152,814	76,087,631	133,240,445
Add: Guarantee service fee received from borrowers	818,427,767	622,533,675	1,440,961,442
Less: Compensation paid to financial institutional cooperators	155,618,319	996,549,372	1,152,167,691
Balance at December 31, 2020	—	(297,928,066)	(297,928,066)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	—	272,229,005	272,229,005
Changes in fair value related to balance outstanding at December 31, 2020	—	39,915,887	39,915,887

	For loans facilitated in	For loans facilitated in
	2020	2021	Total	Total
Year ended December 31, 2021	RMB	RMB	RMB	USD
Balance at December 31, 2020	3,842,853	—	3,842,853	603,027
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	212,641,902	212,641,902	33,368,155
Less: Initially estimated net guarantee service fee to be collected (2)	—	201,562,969	201,562,969	31,629,628
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	1,044,741	1,731,660	2,776,401	435,678
Change in fair value of financial guarantee derivative	1,044,741	12,810,593	13,855,334	2,174,204
Add: Guarantee service fee received from borrowers	52,087,120	94,897,894	146,985,014	23,065,156
Less: Compensation paid to financial institutional cooperators	56,974,714	119,525,286	176,500,000	27,696,702
Balance at December 31, 2021	—	(11,816,799)	(11,816,799)	(1,854,314)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2021)	—	93,116,616	93,116,616	14,612,029
Changes in fair value related to balance outstanding at December 31, 2021	—	11,388,942	11,388,942	1,787,174

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The following table sets forth the liability side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2020 and 2021.

For loans facilitated in
2020
Year ended December 31, 2020	RMB
Balance at December 31, 2019	—
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	527,660,148
Less: Initially estimated net guarantee service fee to be collected (2)	484,555,120
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(12,675,358)
Change in fair value of financial guarantee derivative	30,429,670
Add: Guarantee service fee received from borrowers	173,018,461
Less: Compensation paid to financial institutional cooperators	73,006,041
Balance at December 31, 2020	130,442,090
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	454,654,107
Changes in fair value related to balance outstanding at December 31, 2020	21,496,996

	For loans facilitated in	For loans facilitated in
	2020	2021	Total	Total
Year ended December 31, 2021	RMB	RMB	RMB	USD
Balance at December 31, 2020	(171,328,829)	—	(171,328,829)	(26,885,232)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	1,927,017,013	1,927,017,013	302,391,020
Less: Initially estimated net guarantee service fee to be collected (2)	—	1,827,304,009	1,827,304,009	286,743,874
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	3,790,670	52,979,985	56,770,655	8,908,555
Change in fair value of financial guarantee derivative	3,790,670	152,692,989	156,483,659	24,555,701
Add: Guarantee service fee received from borrowers	837,446,557	1,147,827,202	1,985,273,759	311,532,775
Less: Compensation paid to financial institutional cooperators	669,908,398	734,566,922	1,404,475,320	220,392,826
Balance at December 31, 2021	—	565,953,269	565,953,269	88,810,418
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2021)	—	1,192,450,091	1,192,450,091	187,121,440
Changes in fair value related to balance outstanding at December 31, 2021	—	110,763,906	110,763,906	17,381,274

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The change in fair value of financial guarantee derivative primarily relates the Group’s estimated exposure in relation to the loans newly facilitated during the corresponding period, as the Group is obligated to compensate financial institutional cooperators under the guarantee arrangement based on the contractual guarantee fees charged to borrowers across the entire portfolio subject to a pre-agreed Cap rather than the actual guarantee fees collected from the borrowers. The change in fair value amount equals to the portion of amounts obligated to pay to financial institutional cooperators that are not expected to be collected from the borrowers due to the estimated default or prepayment. The derivative is increased by the guarantee fees collected from the borrowers upon receipt as the Group expects all the fees to be ultimately paid to financial institutional cooperators. When the payments are made to financial institutional cooperators, the derivative is reduced by the corresponding amount. The total loan products related to guarantee derivatives facilitated during the years ended December 31, 2020 and 2021 were RMB22,050,765,318 and RMB25,229,094,745 (US$ 3,958,995,503), respectively.

As of December 31, 2020 and 2021, financial guarantee derivatives related to certain financial institutional cooperators has an asset position of RMB297,928,066 and RMB11,816,799 (US$1,854,314) respectively, primarily due to the time lag between the payments to those financial institutional cooperators and the collection of monthly guarantee service fees from borrowers. As of December 31, 2020 and 2021, the cumulative amount paid to those financial institutional cooperators was less than the cumulative monthly guarantee service fees collected from borrowers. However, the total amount paid to those financial institutional cooperators was still within the pre-agreed Cap. The excess is expected to be fully collected from the borrowers during the remaining term of the underlying loans. As of December 31, 2020 and 2021, financial guarantee derivatives related to certain financial institutional cooperators has a liability position of RMB130,442,090 and RMB565,953,269 (US$88,810,418). As of December 31, 2020 and 2021, the maximum potential undiscounted future payment the Group would be required to make is RMB726,883,112 and RMB1,285,566,707 (US$201,733,469) which also reflects the maximum potential payment to financial institutional cooperators based on the pre-agreed Cap.

The following table represents the outstanding loan balance, remaining weighted average contractual term and estimated default rate of the outstanding loans as of December 31, 2020 and 2021, respectively.

	As of	As of	As of
	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
Outstanding loan balance	11,349,182,478	9,877,178,724	1,549,944,877
Remaining weighted average contractual term (Month)	8.16	6.76	6.76
Net cumulative expected loss rates (1)	5.75%	7.74%	7.74%

(1) Represent the net of default rate, prepayment rate and collection rate.

Loans at fair value and Payable to investors at fair value

The Group has elected the fair value option for the loan assets and liabilities of the Consolidated Trusts that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition.

As the Group’s loans and payable to investors in the Consolidated Trusts do not trade in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of these assets and liabilities. Financial instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. At December 31, 2020 and 2021, the discounted cash flow methodology is used to estimate the fair value of loans and payables to investors and institutional funding partners.

As of December 31, 2020 and 2021, the significant unobservable inputs used in the fair value measurement of the loans and payables to investors and institutional funding partners of the Consolidated Trusts include the discount rate, net accumulative expected loss. These inputs in isolation can cause significant increases or decreases in fair value. Increases or decrease in the discount rate can significantly impact the fair value results. The discount rate is determined based on the market rates.

Significant Unobservable Inputs

		December 31, 2020	December 31, 2021
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	7.77%	6.46%
	Net cumulative expected loss rates (1)	5.88%	5.92%
(1)	Represents the net of default rate, prepayment rate and collection rate, expressed as a percentage of the loan volume.

The following table presents additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2020 and 2021. Changes in fair value of loans and payable to investors are reported net as “Fair value adjustments related to Consolidated Trusts” in the consolidated statements of comprehensive income(loss).

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2019	principal	principal	of principal	fair value	31, 2020	2020
Xiaoying Credit Loan	2,782,332,885	1,521,546,428	(5,155,380,196)	2,494,613,045	(57,380,274)	1,585,731,888	5,031,830

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2020	principal	principal	of principal	fair value	31, 2021	2021
Xiaoying Credit Loan	1,585,731,888	422,081,700	(3,427,158,051)	1,816,290,599	(7,266,784)	389,679,352	(2,234,954)

USD

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2020	principal	principal	of principal	fair value	31, 2021	2021
Xiaoying Credit Loan	248,835,936	66,233,829	(537,795,884)	285,015,629	(1,140,317)	61,149,194	(350,713)

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2019	3,006,349,475
Initial contribution	1,537,760,000
Principal payment	(2,629,925,825)
Changes in fair value	—
Balance at December 31, 2020	1,914,183,650
Changes in fair value related to balance outstanding at December 31, 2020	—

	Payable to investors at fair value of the
	Consolidated Trusts
	RMB	US$
Balance at December 31, 2020	1,914,183,650	300,377,185
Initial contribution	454,490,000	71,319,399
Principal payment	(1,905,959,250)	(299,086,597)
Changes in fair value	—	—
Balance at December 31, 2021	462,714,400	72,609,987
Changes in fair value related to balance outstanding at December 31, 2021	—	—

The unpaid balance of loans at fair value as of December 31, 2020 and 2021 were RMB1,580,700,058 and RMB391,914,306 (US$61,499,907). The difference between the aggregate fair value and unpaid principal balance for loans at fair value is primarily attributable to the credit risk associated with the loan collections and time value of money, amounted to RMB5,031,830 and RMB2,234,954 (US$350,713) as of December 31, 2020 and 2021, respectively.

The unpaid balance of payable to investors as of December 31, 2020 and 2021 were RMB1,914,183,650 and RMB462,714,400 (US$72,609,987). The difference between the aggregate fair value and unpaid principal balance for payable to investors at fair value is primarily due to the time value of money, amounted nil and nil respectively as of December 31, 2020 and 2021.

The difference between the aggregate fair value and unpaid principal balance for both loans at fair value and payable to investors at fair value was recorded in Fair value adjustments related to Consolidated Trusts in the consolidated statements of comprehensive income(loss).

Financial Instruments Recorded at Fair Value on a non-recurring basis

The Group records its loans held for sale at fair value on a non-recurring basis when the fair value is less than the carrying amount. Given most of loans held for sale are traded with unrelated third party investors or institutional funding partners in a short period of time at face value, the Group determines that the face value of loans approximate its fair value upon origination and are classified as level 2 fair value measurement.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including cash and cash equivalents, accounts receivable and contract assets, other payable and short-term bank borrowings. The carrying values of cash and cash equivalents, accounts receivable and contract assets, other payable and short-term bank borrowings approximate their fair value reported in the consolidated balance sheets due to the short term nature of these assets and liabilities.